Consolidated Statements of Financial Position (Parenthetical) - $ / shares	Sep. 12, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statements of Financial Position
Common stock, par value (in dollars per share)		$ 0	$ 0
Common stock, shares issued	8,254,527	160,036,639	153,094,269	107,806,361
Common stock, shares outstanding		142,007,286	148,893,898
Treasury shares		3,715,688	4,200,371	7,890,800